STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8%
Aerospace & Defense - .4%
General Dynamics Corp., Gtd. Notes	3.50	5/15/2025	150,000	145,864
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	150,000	135,837
HEICO Corp., Gtd. Notes	5.35	8/1/2033	100,000	99,616
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.05	4/27/2045	200,000	188,205
Lockheed Martin Corp., Sr. Unscd. Notes	3.55	1/15/2026	117,000	113,436
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	250,000	221,160
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	135,262
Northrop Grumman Corp., Sr. Unscd. Notes	4.70	3/15/2033	100,000	97,756
RTX Corp., Sr. Unscd. Notes	3.13	5/4/2027	110,000	103,118
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	201,782
RTX Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	95,066
RTX Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	159,869
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000	109,596
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	152,015
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	95,023
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	100,000	71,868
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	248,075
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	200,000	200,041
				2,573,589
Agriculture - .4%
Altria Group, Inc., Gtd. Notes	2.35	5/6/2025	500,000	472,370
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	80,000	55,775
Altria Group, Inc., Gtd. Notes	3.70	2/4/2051	200,000	134,037
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	300,000	292,860
Archer-Daniels-Midland Co., Sr. Unscd. Notes	2.50	8/11/2026	350,000	329,425
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	160,000	148,702
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	142,386
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	200,000	172,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Agriculture - .4% (continued)
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	200,000	181,353
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	300,000	257,822
Reynolds American, Inc., Gtd. Notes	5.70	8/15/2035	100,000	94,386
				2,281,186
Airlines - .2%
American Airlines Pass Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	363,456	334,925
JetBlue Pass Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	252,448	215,093
Southwest Airlines Co., Sr. Unscd. Notes	5.13	6/15/2027	125,000	124,750
Southwest Airlines Co., Sr. Unscd. Notes	5.25	5/4/2025	200,000	198,916
United Airlines Pass Through Trust, Ser. 2013-1, Cl. A	4.30	8/15/2025	578,180	556,184
				1,429,868
Asset-Backed Certificates - .0%
Verizon Master Trust, Ser. 2021-2, CI. A	0.99	4/20/2028	200,000	188,914
Asset-Backed Certificates/Auto Receivables - .2%
GM Financial Consumer Automobile Receivables Trust, Ser. 2023-1, Cl. A3	4.66	2/16/2028	200,000	197,681
Honda Auto Receivables Owner Trust, Ser. 2021-1, CI. A4	0.42	1/21/2028	400,000	380,166
Toyota Auto Receivables Owner Trust, Ser. 2021-A, Cl. A4	0.39	6/15/2026	300,000	282,665
Toyota Auto Receivables Owner Trust, Ser. 2022-C, CI. A3	3.76	4/15/2027	250,000	243,382
Toyota Auto Receivables Owner Trust, Ser. 2022-C. CI. A4	3.77	2/15/2028	100,000	96,344
World Omni Auto Receivables Trust, Ser. 2022-A, Cl. A3	1.66	5/17/2027	200,000	191,889
World Omni Auto Receivables Trust, Ser. 2023-B, CI. A3	4.66	5/15/2028	150,000	147,953
				1,540,080
Asset-Backed Certificates/Credit Cards - .1%
BA Credit Card Trust, Ser. 2022-A1, Cl. A1	3.53	11/15/2027	200,000	193,881
Barclays Dryrock Issuance Trust, Ser. 2022-1, CI. A	3.07	2/15/2028	200,000	192,236
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, CI. A2	1.39	7/15/2030	300,000	254,139

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Asset-Backed Certificates/Credit Cards - .1% (continued)
Synchrony Card Funding LLC, Ser. 2022-A1, Cl. A	3.37	4/15/2028	250,000		241,341
				881,597
Automobiles & Components - .5%
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000		98,073
American Honda Finance Corp., Sr. Unscd. Notes	5.13	7/7/2028	100,000		100,568
BorgWarner, Inc., Sr. Unscd. Notes	3.38	3/15/2025	250,000	[a]	240,945
Cummins, Inc., Sr. Unscd. Notes	1.50	9/1/2030	100,000		80,939
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000		63,910
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000		171,297
General Motors Co., Sr. Unscd. Notes	5.20	4/1/2045	340,000		293,135
General Motors Financial Co., Inc., Sr. Unscd. Notes	1.25	1/8/2026	200,000		180,311
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	200,000		158,706
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	300,000		261,237
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	30,000		24,133
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.75	6/20/2025	200,000		189,705
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.85	4/6/2030	100,000		99,943
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	200,000		168,875
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	200,000	[a]	247,568
Toyota Motor Corp., Sr. Unscd. Bonds	3.67	7/20/2028	200,000		191,100
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	100,000		102,411
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	150,000		120,330
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	200,000		199,391
				2,992,577
Banks - 5.9%
Banco Bilbao Vizcaya Argentaria SA, Sr. Unscd. Bonds	5.86	9/14/2026	200,000		198,294
Banco Bilbao Vizcaya Argentaria SA, Sr. Unscd. Notes	6.14	9/14/2028	200,000		202,206
Banco Santander SA, Sr. Unscd. Notes	3.80	2/23/2028	400,000		368,386
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	250,000		226,457

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 5.9% (continued)
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	159,380
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	250,000	198,179
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	260,000	208,107
Bank of America Corp., Sr. Unscd. Notes	2.46	10/22/2025	200,000	192,263
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	470,000	394,119
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000	101,510
Bank of America Corp., Sr. Unscd. Notes	2.59	4/29/2031	250,000	210,309
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000	102,823
Bank of America Corp., Sr. Unscd. Notes	2.83	10/24/2051	250,000	165,831
Bank of America Corp., Sr. Unscd. Notes	2.97	7/21/2052	85,000	58,331
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000	100,307
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000	115,243
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	150,000	141,233
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000	171,147
Bank of America Corp., Sr. Unscd. Notes	5.00	1/21/2044	250,000	241,331
Bank of America Corp., Sr. Unscd. Notes	5.08	1/20/2027	200,000	197,952
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000	308,494
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	50,000	37,622
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000	172,522
Bank of America Corp., Sub. Notes	4.00	1/22/2025	250,000	243,745
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000	238,643
Bank of Montreal, Sr. Unscd. Notes	0.95	1/22/2027	300,000	268,747
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	90,000	73,252
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	200,000	189,399
Barclays PLC, Sr. Unscd. Notes	4.38	1/12/2026	200,000	193,427
Barclays PLC, Sr. Unscd. Notes	5.25	8/17/2045	300,000	282,012
Barclays PLC, Sr. Unscd. Notes	5.30	8/9/2026	200,000	197,271
Barclays PLC, Sr. Unscd. Notes	5.83	5/9/2027	200,000	198,970

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 5.9% (continued)
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	200,000	201,941
Citigroup, Inc., Sr. Unscd. Notes	3.06	1/25/2033	95,000	79,372
Citigroup, Inc., Sr. Unscd. Notes	3.11	4/8/2026	450,000	430,964
Citigroup, Inc., Sr. Unscd. Notes	3.67	7/24/2028	500,000	467,100
Citigroup, Inc., Sr. Unscd. Notes	3.79	3/17/2033	200,000	176,841
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000	50,273
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000	94,473
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	200,000	173,381
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000	135,439
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000	67,730
Citigroup, Inc., Sr. Unscd. Notes	6.27	11/17/2033	300,000	318,658
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000	105,567
Citigroup, Inc., Sub. Notes	5.50	9/13/2025	500,000	497,530
Citigroup, Inc., Sub. Notes	6.68	9/13/2043	250,000	270,440
Deutsche Bank AG, Sr. Unscd. Notes	2.13	11/24/2026	200,000	181,297
Deutsche Bank AG, Sr. Unscd. Notes	3.96	11/26/2025	400,000	385,323
Deutsche Bank AG, Sr. Unscd. Notes	6.12	7/14/2026	150,000	149,384
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	200,000	192,726
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000	380,472
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000	179,850
HSBC Holdings PLC, Sr. Unscd. Notes	1.59	5/24/2027	200,000	178,187
HSBC Holdings PLC, Sr. Unscd. Notes	2.63	11/7/2025	400,000	382,364
HSBC Holdings PLC, Sr. Unscd. Notes	3.90	5/25/2026	295,000	282,285
HSBC Holdings PLC, Sr. Unscd. Notes	3.97	5/22/2030	300,000	271,201
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000	391,908
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	300,000	292,956
JPMorgan Chase & Co., Sr. Unscd. Notes	1.05	11/19/2026	150,000	135,528
JPMorgan Chase & Co., Sr. Unscd. Notes	1.56	12/10/2025	300,000	283,072
JPMorgan Chase & Co., Sr. Unscd. Notes	1.58	4/22/2027	300,000	270,236
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	59,243
JPMorgan Chase & Co., Sr. Unscd. Notes	2.08	4/22/2026	250,000	235,228
JPMorgan Chase & Co., Sr. Unscd. Notes	2.30	10/15/2025	230,000	220,332
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	390,000	330,208
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	55,401
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	249,008

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 5.9% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	220,000		191,073
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000		92,867
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000		477,029
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/2029	135,000		125,421
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000		85,415
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000		189,386
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	150,000		143,080
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	400,000		345,698
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000		287,494
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000		197,364
KeyBank NA, Sub. Notes	6.95	2/1/2028	100,000		98,095
KfW, Govt. Gtd. Bonds	0.38	7/18/2025	245,000		224,189
KfW, Govt. Gtd. Bonds	3.63	4/1/2026	100,000		97,476
KfW, Govt. Gtd. Bonds	3.75	2/15/2028	105,000		102,510
KfW, Govt. Gtd. Notes	0.63	1/22/2026	250,000		226,382
KfW, Govt. Gtd. Notes	2.00	5/2/2025	700,000		664,201
KfW, Govt. Gtd. Notes	4.13	7/15/2033	200,000		199,898
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	2.38	6/10/2025	250,000		237,784
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	300,000		284,581
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.98	8/11/2033	300,000		282,564
Lloyds Banking Group PLC, Sub. Notes	4.58	12/10/2025	220,000		212,208
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	200,000		189,876
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	1.41	7/17/2025	200,000		184,469
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	2.05	7/17/2030	200,000		162,033
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.29	7/26/2038	200,000		178,769
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.24	4/19/2029	200,000		197,165
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	300,000	[a]	298,508

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 5.9% (continued)
Mizuho Financial Group, Inc., Sr. Unscd. Notes	2.20	7/10/2031	200,000	159,986
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.67	5/27/2029	300,000	300,512
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	140,000	124,448
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	300,000	269,298
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	375,000	291,816
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	155,000	123,370
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000	76,646
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000	149,433
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000	70,779
Morgan Stanley, Sr. Unscd. Notes	3.22	4/22/2042	300,000	226,952
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	168,597
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	200,000	194,913
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	250,000	223,581
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000	198,053
Morgan Stanley, Sr. Unscd. Notes	5.42	7/21/2034	100,000	99,959
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000	106,374
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000	344,446
Morgan Stanley, Sub. Notes	3.95	4/23/2027	250,000	238,045
National Australia Bank Ltd., Sr. Unscd. Notes	2.50	7/12/2026	250,000	233,001
NatWest Group PLC, Sr. Unscd. Notes	4.80	4/5/2026	500,000	487,185
NatWest Group PLC, Sr. Unscd. Notes	7.47	11/10/2026	300,000	309,562
Northern Trust Corp., Sub. Notes	3.95	10/30/2025	346,000	335,430
Royal Bank of Canada, Sr. Unscd. Notes	1.15	6/10/2025	200,000	185,236
Royal Bank of Canada, Sr. Unscd. Notes	4.88	1/12/2026	250,000	248,194
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000	265,855
State Street Corp., Sub. Notes	3.03	11/1/2034	225,000	194,839
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	0.95	1/12/2026	300,000	268,267
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.45	1/11/2027	160,000	150,249
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.78	3/9/2026	500,000	478,865
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.52	1/13/2028	200,000	201,420
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.71	1/13/2030	300,000	303,978
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.78	7/13/2033	200,000	205,198

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 5.9% (continued)
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	200,000	[a]	202,809
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	6.18	7/13/2043	100,000		104,154
Synovus Bank/Columbus GA, Sr. Unscd. Notes	5.63	2/15/2028	250,000		233,383
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	9/15/2026	300,000		266,263
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	6/11/2025	200,000		185,390
The Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	250,000		242,452
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000		189,824
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.43	3/9/2027	150,000		134,574
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.54	9/10/2027	140,000		123,625
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.95	10/21/2027	130,000		116,022
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.38	7/21/2032	170,000		135,917
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	300,000		246,217
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	100,000		90,602
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000		97,496
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.91	7/21/2042	65,000		46,064
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000		109,586
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.21	4/22/2042	300,000		222,732
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000		49,692
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000		139,738
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.85	1/26/2027	430,000		410,499
The Goldman Sachs Group, Inc., Sub. Notes	4.25	10/21/2025	130,000		126,053
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	250,000		271,169
The Korea Development Bank, Sr. Unscd. Notes	4.38	2/15/2028	200,000		195,863
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.20	11/1/2024	250,000		239,422

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Banks - 5.9% (continued)
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	200,000		182,555
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	1/6/2026	300,000		269,044
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.15	6/12/2025	200,000	[a]	185,055
Truist Financial Corp., Sr. Unscd. Notes	1.20	8/5/2025	200,000		182,856
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000		159,502
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	200,000		154,088
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	200,000		187,914
UBS Group AG, Sr. Unscd. Notes	3.75	3/26/2025	500,000	[a]	483,945
Wells Fargo & Co., Sr. Unscd. Notes	2.16	2/11/2026	145,000		137,098
Wells Fargo & Co., Sr. Unscd. Notes	2.19	4/30/2026	400,000		376,368
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000		460,749
Wells Fargo & Co., Sr. Unscd. Notes	3.55	9/29/2025	200,000		192,195
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000		128,161
Wells Fargo & Co., Sr. Unscd. Notes	4.54	8/15/2026	150,000		146,766
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	100,000		100,433
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000		480,303
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000		481,704
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	250,000		212,856
Westpac Banking Corp., Sr. Unscd. Notes	2.85	5/13/2026	200,000		188,451
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	200,000		203,725
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	200,000		154,252
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	200,000		133,027
Westpac Banking Corp., Sub. Notes	5.41	8/10/2033	200,000		189,672
				37,113,717
Beverage Products - .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.65	2/1/2026	315,000		304,955
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	290,000		281,422
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000		92,451
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.60	4/15/2048	250,000		228,819
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000		123,687
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.80	1/23/2059	300,000		321,798

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Beverage Products - .4% (continued)
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	200,000	173,730
Keurig Dr Pepper, Inc., Gtd. Notes	4.50	4/15/2052	100,000	87,624
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000	123,315
PepsiCo, Inc., Sr. Unscd. Notes	2.63	7/29/2029	200,000	180,972
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000	28,196
PepsiCo, Inc., Sr. Unscd. Notes	2.88	10/15/2049	150,000	111,177
PepsiCo, Inc., Sr. Unscd. Notes	3.50	7/17/2025	250,000	243,052
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000	116,636
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	200,000	149,704
				2,567,538
Building Materials - .1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	34,000	31,066
Carrier Global Corp., Sr. Unscd. Notes	3.58	4/5/2050	245,000	181,986
Johnson Controls International PLC, Sr. Unscd. Notes	5.13	9/14/2045	10,000	9,445
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Notes	4.90	12/1/2032	200,000	197,908
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	75,387
				495,792
Chemicals - .4%
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	200,000	201,612
DuPont de Nemours, Inc., Sr. Unscd. Notes	4.49	11/15/2025	100,000	98,199
DuPont de Nemours, Inc., Sr. Unscd. Notes	4.73	11/15/2028	100,000	99,228
DuPont de Nemours, Inc., Sr. Unscd. Notes	5.42	11/15/2048	125,000	123,358
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	150,000	118,443
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	175,000	104,167
Ecolab, Inc., Sr. Unscd. Notes	2.75	8/18/2055	50,000	31,967
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	200,000	164,411
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	191,000	177,187
The Dow Chemical Company, Sr. Unscd. Notes	3.60	11/15/2050	200,000	147,830
The Dow Chemical Company, Sr. Unscd. Notes	6.30	3/15/2033	200,000	[a] 213,695
The Sherwin-Williams Company, Sr. Unscd. Notes	4.05	8/8/2024	300,000	295,007

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Chemicals - .4% (continued)
The Sherwin-Williams Company, Sr. Unscd. Notes	4.25	8/8/2025	300,000	294,139
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000	87,511
Westlake Corp., Sr. Unscd. Notes	3.38	8/15/2061	200,000	122,041
				2,278,795
Commercial & Professional Services - .3%
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	68,758
Equifax, Inc., Sr. Unscd. Notes	5.10	12/15/2027	200,000	198,666
Global Payments, Inc., Sr. Unscd. Notes	4.80	4/1/2026	300,000	294,823
Moody's Corp., Sr. Unscd. Notes	2.00	8/19/2031	200,000	161,986
PayPal Holdings, Inc., Sr. Unscd. Notes	1.65	6/1/2025	200,000	187,627
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000	84,659
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	250,000	191,141
S&P Global, Inc., Gtd. Notes	2.30	8/15/2060	100,000	56,662
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	50,000	45,064
The Georgetown University, Sr. Unscd. Bonds	5.12	4/1/2053	100,000	99,039
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	88,227
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	100,000	79,117
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	[a] 39,261
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	250,000	207,174
				1,802,204
Commercial Mortgage Pass-Through Certificates - .9%
Bank, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	342,796
Bank, Ser. 2020-BNK27, Cl. AS	2.55	4/15/2063	150,000	117,343
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	158,321
BBCMS Mortgage Trust, Ser. 2022-C15, CI. A5	3.66	4/15/2055	300,000	267,215
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	273,696
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. A3	2.69	9/15/2043	400,000	325,636
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000	395,653

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Commercial Mortgage Pass-Through Certificates - .9% (continued)
Benchmark Mortgage Trust, Ser. 2022-B35, CI. A5	4.44	5/15/2055	150,000	138,516
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000	232,450
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	535,000	507,272
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/10/2052	250,000	216,373
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	166,437
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Cl. A4	3.77	12/15/2048	300,000	284,517
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2015-C20, Cl. A4	3.25	2/15/2048	275,000	262,357
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	600,000	546,452
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	462,716
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	900,000	847,778
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	200,000	188,777
				5,734,305
Consumer Discretionary - .1%
Marriott International, Inc., Sr. Unscd. Notes	5.00	10/15/2027	200,000	199,027
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	100,000	88,744
Warnermedia Holdings, Inc., Gtd. Notes	5.14	3/15/2052	200,000	162,676
Warnermedia Holdings, Inc., Gtd. Notes	5.39	3/15/2062	200,000	162,795
				613,242
Consumer Durables & Apparel - .1%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	300,000	[a] 238,900
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	176,928
				415,828
Consumer Staples - .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	150,000	123,373
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	250,000	214,101
Haleon US Capital LLC, Gtd. Notes	3.63	3/24/2032	250,000	223,976
Kenvue, Inc., Gtd. Notes	5.20	3/22/2063	100,000	[b] 100,997

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Consumer Staples - .2% (continued)
Kimberly-Clark Corp., Sr. Unscd. Notes	3.10	3/26/2030	300,000		273,148
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	2.60	4/15/2030	150,000		131,081
The Procter & Gamble Company, Sr. Unscd. Notes	1.00	4/23/2026	100,000		90,708
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	200,000		169,458
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	300,000		241,066
				1,567,908
Diversified Financials - .9%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	1.65	10/29/2024	300,000		283,569
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000		245,451
Affiliated Managers Group, Inc., Sr. Unscd. Notes	3.50	8/1/2025	250,000		238,255
Air Lease Corp., Sr. Unscd. Notes	3.38	7/1/2025	300,000		286,404
Ally Financial, Inc., Sr. Unscd. Notes	5.80	5/1/2025	250,000	[a]	246,575
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	300,000		281,223
American Express Co., Sub. Notes	3.63	12/5/2024	250,000		243,584
Blackstone Secured Lending Fund, Sr. Unscd. Notes	3.63	1/15/2026	300,000		277,885
Blue Owl Capital Corp., Sr. Unscd. Notes	3.40	7/15/2026	200,000		180,631
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000		172,391
Capital One Financial Corp., Sub. Notes	3.75	7/28/2026	450,000		424,543
CI Financial Corp., Sr. Unscd. Notes	4.10	6/15/2051	300,000		183,848
CME Group, Inc., Sr. Unscd. Notes	3.00	3/15/2025	250,000		241,594
FS KKR Capital Corp., Sr. Unscd. Notes	3.40	1/15/2026	200,000		184,198
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.10	6/15/2030	200,000		167,520
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	75,000		53,231
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	200,000		140,027
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.60	3/15/2033	50,000		48,049
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000		64,038
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.45	6/8/2027	35,000		35,876
Legg Mason, Inc., Gtd. Notes	5.63	1/15/2044	100,000		97,632

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Diversified Financials - .9% (continued)
Mastercard, Inc., Sr. Unscd. Notes	3.85	3/26/2050	100,000	85,474
Nomura Holdings, Inc., Sr. Unscd. Notes	2.17	7/14/2028	300,000	253,036
Prospect Capital Corp., Sr. Unscd. Notes	3.36	11/15/2026	300,000	259,123
Synchrony Financial, Sr. Unscd. Notes	4.25	8/15/2024	250,000	244,303
The Charles Schwab Corp., Sr. Unscd. Notes	2.90	3/3/2032	200,000	167,779
Visa, Inc., Sr. Unscd. Notes	1.10	2/15/2031	300,000	235,527
Visa, Inc., Sr. Unscd. Notes	2.00	8/15/2050	140,000	84,940
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000	46,025
				5,472,731
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	99,350
Electronic Components - .1%
Honeywell International, Inc., Sr. Unscd. Notes	1.10	3/1/2027	200,000	177,147
Jabil, Inc, Sr. Unscd. Notes	5.45	2/1/2029	100,000	99,553
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	200,000	170,009
				446,709
Energy - 1.6%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	200,000	193,847
BP Capital Markets America, Inc., Gtd. Notes	3.63	4/6/2030	300,000	279,310
BP Capital Markets America, Inc., Gtd. Notes	3.80	9/21/2025	300,000	292,120
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	300,000	287,482
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	97,535
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	100,000	98,420
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	200,000	205,163
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	115,000	121,087
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	150,000	110,320
ConocoPhillips Co., Gtd. Notes	3.76	3/15/2042	200,000	167,657
ConocoPhillips Co., Gtd. Notes	5.95	3/15/2046	100,000	107,067
ConocoPhillips Co., Sr. Unscd. Notes	6.95	4/15/2029	125,000	138,905
Devon Energy Corp., Sr. Unscd. Notes	5.85	12/15/2025	71,000	71,512

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Energy - 1.6% (continued)
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	250,000	242,101
Energy Transfer LP, Gtd. Notes	5.00	5/15/2044	250,000	209,525
Energy Transfer LP, Sr. Unscd. Notes	2.90	5/15/2025	300,000	286,013
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	200,000	181,328
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	200,000	167,094
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	93,451
Enterprise Products Operating LLC, Gtd. Notes	3.13	7/31/2029	300,000	270,434
Enterprise Products Operating LLC, Gtd. Notes	3.70	2/15/2026	200,000	193,279
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000	72,640
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	63,087
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	200,000	183,075
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	200,000	204,105
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	200,000	180,227
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000	166,320
Exxon Mobil Corp., Sr. Unscd. Notes	2.99	3/19/2025	300,000	289,665
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000	167,364
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	300,000	349,311
Halliburton Co., Sr. Unscd. Notes	3.80	11/15/2025	167,000	161,362
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	250,000	238,854
Kinder Morgan, Inc., Gtd. Notes	3.60	2/15/2051	200,000	139,559
Marathon Oil Corp., Sr. Unscd. Notes	6.60	10/1/2037	150,000	154,746
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	126,944
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	115,000	94,435
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	100,000	96,143
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	150,000	137,066
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	62,194
Phillips 66, Gtd. Notes	1.30	2/15/2026	200,000	181,613
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	250,000	203,883
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.00	3/15/2027	300,000	297,329
Shell International Finance BV, Gtd. Notes	2.38	11/7/2029	200,000	175,502
Shell International Finance BV, Gtd. Notes	2.75	4/6/2030	250,000	222,685
Shell International Finance BV, Gtd. Notes	3.25	4/6/2050	250,000	183,440

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Energy - 1.6% (continued)
Shell International Finance BV, Gtd. Notes	4.13	5/11/2035	260,000	241,776
Spectra Energy Partners LP, Gtd. Notes	5.95	9/25/2043	200,000	197,166
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	38,488
Suncor Energy, Inc., Sr. Unscd. Notes	6.50	6/15/2038	150,000	156,584
Tennessee Gas Pipeline Co. LLC, Gtd. Debs.	7.63	4/1/2037	70,000	79,638
The Williams Companies, Inc., Sr. Unscd. Notes	4.00	9/15/2025	100,000	96,832
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	200,000	209,719
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	170,000	152,000
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000	38,157
Transcanada Pipelines Ltd., Sr. Unscd. Notes	4.88	5/15/2048	60,000	53,386
Transcanada Pipelines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	77,267
Transcanada Pipelines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	300,000	347,895
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	177,732
Valero Energy Corp., Sr. Unscd. Notes	7.50	4/15/2032	170,000	192,366
Western Midstream Operating LP, Sr. Unscd. Notes	5.45	4/1/2044	100,000	87,401
				10,111,606
Environmental Control - .1%
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	250,000	216,830
Waste Management, Inc., Gtd. Notes	4.63	2/15/2033	100,000	97,899
Waste Management, Inc., Gtd. Notes	4.63	2/15/2030	100,000	98,771
				413,500
Financials - .0%
Brookfield Corp., Sr. Unscd. Notes	4.00	1/15/2025	250,000	243,687
Food Products - .5%
Campbell Soup Co., Sr. Unscd. Notes	3.30	3/19/2025	200,000	193,037
Campbell Soup Co., Sr. Unscd. Notes	4.15	3/15/2028	80,000	77,015
Conagra Brands, Inc., Sr. Unscd. Notes	4.85	11/1/2028	100,000	97,720
Conagra Brands, Inc., Sr. Unscd. Notes	5.30	10/1/2026	100,000	99,648
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	60,000	56,500
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000	132,264

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Food Products - .5% (continued)
General Mills, Inc., Sr. Unscd. Notes	3.00	2/1/2051	150,000		104,967
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000		166,642
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	200,000		169,716
Kraft Heinz Foods Co., Gtd. Notes	6.50	2/9/2040	200,000		214,617
McCormick & Co., Inc., Sr. Unscd. Notes	0.90	2/15/2026	200,000		179,074
McCormick & Co., Inc., Sr. Unscd. Notes	2.50	4/15/2030	300,000		253,543
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000		120,633
Pilgrim's Pride Corp., Gtd. Notes	6.25	7/1/2033	100,000		99,428
Sysco Corp., Gtd. Notes	5.38	9/21/2035	200,000		197,364
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	300,000		286,645
The Kroger Company, Sr. Unscd. Notes	7.50	4/1/2031	200,000		226,907
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	250,000		226,627
				2,902,347
Foreign Governmental - 1.3%
Canada, Sr. Unscd. Bonds	1.63	1/22/2025	200,000		189,930
Export Development Canada, Govt. Gtd. Notes	3.88	2/14/2028	100,000		98,054
Export-Import Bank of Korea, Sr. Unscd. Notes	5.00	1/11/2028	300,000		300,876
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000		26,077
Hungary, Sr. Unscd. Notes	7.63	3/29/2041	300,000		340,647
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000		283,491
Indonesia, Sr. Unscd. Notes	3.85	10/15/2030	300,000		282,750
Indonesia, Sr. Unscd. Notes	4.35	1/11/2048	300,000		266,224
Israel, Sr. Unscd. Bonds	3.88	7/3/2050	250,000		201,695
Israel, Sr. Unscd. Notes	3.38	1/15/2050	300,000		221,176
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	300,000		250,152
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000		248,404
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000	[a]	217,227
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	350,000	[a]	334,376
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000		236,741
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000		155,664
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	200,000		214,575
Panama, Sr. Unscd. Notes	6.40	2/14/2035	300,000		314,270
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000		413,065
Peru, Sr. Unscd. Bonds	7.35	7/21/2025	300,000		309,164
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000		329,466
Philippines, Sr. Unscd. Bonds	10.63	3/16/2025	400,000		433,512
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000		202,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Foreign Governmental - 1.3% (continued)
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000		211,036
Poland, Sr. Unscd. Notes	5.50	11/16/2027	300,000		306,393
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000	[a]	75,950
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	525,000		543,245
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	300,000		348,239
Province of Quebec Canada, Sr. Unscd. Notes	3.63	4/13/2028	100,000		96,356
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000		101,901
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000		366,683
				7,919,613
Health Care - 2.9%
Abbott Laboratories, Sr. Unscd. Notes	1.40	6/30/2030	200,000		164,308
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	200,000		199,950
AbbVie, Inc., Sr. Unscd. Notes	3.60	5/14/2025	170,000		164,780
AbbVie, Inc., Sr. Unscd. Notes	3.80	3/15/2025	300,000		292,384
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000		106,882
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	490,000		420,748
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000		182,711
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	250,000		221,075
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	150,000		163,455
AmerisourceBergen Corp., Sr. Unscd. Notes	2.80	5/15/2030	100,000		86,886
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000		59,812
Amgen, Inc., Sr. Unscd. Notes	2.60	8/19/2026	250,000		232,497
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000		141,580
Amgen, Inc., Sr. Unscd. Notes	3.00	1/15/2052	200,000		132,604
Amgen, Inc., Sr. Unscd. Notes	3.38	2/21/2050	60,000		43,143
Amgen, Inc., Sr. Unscd. Notes	4.40	2/22/2062	400,000		327,279
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000		88,256
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	370,000		296,170
AstraZeneca PLC, Sr. Unscd. Notes	4.38	8/17/2048	45,000		41,190
AstraZeneca PLC, Sr. Unscd. Notes	4.38	11/16/2045	205,000		187,949
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000		255,142
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	200,000		194,032
Becton Dickinson & Co., Sr. Unscd. Notes	3.73	12/15/2024	386,000		376,710
Becton Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	100,000		98,946
Biogen, Inc., Sr. Unscd. Notes	4.05	9/15/2025	250,000		242,833

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Health Care - 2.9% (continued)
Boston Scientific Corp., Sr. Unscd. Notes	1.90	6/1/2025	300,000	282,134
Bristol-Myers Squibb Co., Sr. Unscd. Notes	0.75	11/13/2025	200,000	182,635
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	200,000	138,848
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000	48,135
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	78,000	72,742
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000	32,691
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	90,000	87,120
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000	80,192
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000	63,832
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	300,000	250,150
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	230,000	198,330
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	190,000	152,113
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000	67,954
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	100,000	90,004
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	300,000	290,704
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	500,000	461,722
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000	182,594
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	250,000	227,007
Dignity Health, Scd. Bonds	5.27	11/1/2064	154,000	142,009
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	200,000	167,713
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000	45,943
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	250,000	238,544
Gilead Sciences, Inc., Sr. Unscd. Notes	1.20	10/1/2027	80,000	69,343
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000	188,959
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	300,000	341,200
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000	102,127
HCA, Inc., Gtd. Notes	5.13	6/15/2039	50,000	46,250
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000	90,080
HCA, Inc., Gtd. Notes	5.38	2/1/2025	300,000	298,355
Humana, Inc., Sr. Unscd. Notes	4.95	10/1/2044	150,000	136,197
Humana, Inc., Sr. Unscd. Notes	5.75	3/1/2028	150,000	153,205

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Health Care - 2.9% (continued)
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	400,000		280,533
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	380,000		359,364
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000		42,012
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	500,000		471,091
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000		48,566
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000		170,628
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	200,000		162,437
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000		35,631
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000		38,665
Merck & Co., Inc., Sr. Unscd. Notes	2.75	2/10/2025	250,000		241,267
Merck & Co., Inc., Sr. Unscd. Notes	2.90	12/10/2061	110,000		71,554
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000		49,241
Merck & Co., Inc., Sr. Unscd. Notes	4.05	5/17/2028	200,000	[a]	196,815
Merck & Co., Inc., Sr. Unscd. Notes	4.50	5/17/2033	200,000		196,929
Merck & Co., Inc., Sr. Unscd. Notes	5.15	5/17/2063	60,000		60,657
Mount Sinai Hospitals Group, Inc., Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000		231,460
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	150,000		128,238
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	250,000		196,682
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	240,000		206,441
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000		42,726
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2028	200,000		196,677
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	200,000		198,755
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	200,000		205,661
Pfizer, Inc., Sr. Unscd. Notes	0.80	5/28/2025	300,000		278,870
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	300,000		219,025
Pfizer, Inc., Sr. Unscd. Notes	3.45	3/15/2029	100,000		94,651
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000		185,166
Quest Diagnostics, Inc., Sr. Unscd. Notes	3.50	3/30/2025	250,000		242,018
Stryker Corp., Sr. Unscd. Notes	3.50	3/15/2026	250,000		240,261
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000		87,655
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	200,000		199,703
The Cigna Group, Gtd. Notes	3.88	10/15/2047	75,000		59,253
The Cigna Group, Gtd. Notes	4.13	11/15/2025	130,000		126,983

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Health Care - 2.9% (continued)
The Cigna Group, Gtd. Notes	4.38	10/15/2028	230,000		222,560
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	80,000		66,576
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000		147,447
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000		169,942
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000		63,233
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000		57,183
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.20	5/15/2032	45,000		42,921
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	80,000		69,877
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000		54,096
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	280,000		267,027
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000		71,782
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.25	2/15/2028	150,000		153,525
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.30	2/15/2030	150,000		153,989
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000		103,665
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.88	2/15/2053	100,000		110,152
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000		112,334
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000		247,686
UPMC, Scd. Bonds	5.04	5/15/2033	100,000		98,547
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000		122,656
Zoetis, Inc., Sr. Unscd. Notes	3.00	5/15/2050	150,000		104,810
Zoetis, Inc., Sr. Unscd. Notes	5.40	11/14/2025	200,000		201,064
Zoetis, Inc., Sr. Unscd. Notes	5.60	11/16/2032	200,000		208,936
				18,065,777
Industrial - .7%
3M Co., Sr. Unscd. Notes	2.25	9/19/2026	500,000	[a]	458,808
3M Co., Sr. Unscd. Notes	2.38	8/26/2029	390,000		338,444
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.80	11/13/2025	200,000		182,095
Caterpillar, Inc., Sr. Unscd. Bonds	6.05	8/15/2036	237,000		261,397
Caterpillar, Inc., Sr. Unscd. Notes	3.25	4/9/2050	150,000	[a]	116,829
CNH Industrial Capital LLC, Gtd. Notes	4.55	4/10/2028	100,000		97,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Industrial - .7% (continued)
Eaton Corp., Gtd. Notes	4.15	11/2/2042	200,000	175,803
GE Capital International Funding Co., Gtd. Notes	4.42	11/15/2035	300,000	283,166
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000	149,666
John Deere Capital Corp., Sr. Unscd. Notes	0.70	1/15/2026	200,000	180,880
John Deere Capital Corp., Sr. Unscd. Notes	1.45	1/15/2031	300,000	238,971
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	200,000	195,541
John Deere Capital Corp., Sr. Unscd. Notes	4.95	7/14/2028	100,000	100,767
Otis Worldwide Corp., Sr. Unscd. Notes	2.06	4/5/2025	300,000	283,713
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	300,000	273,176
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000	33,201
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	300,000	249,880
Textron, Inc., Sr. Unscd. Notes	4.00	3/15/2026	500,000	482,601
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	150,000	125,336
				4,227,394
Information Technology - .7%
Adobe, Inc., Sr. Unscd. Notes	3.25	2/1/2025	250,000	243,223
Autodesk, Inc., Sr. Unscd. Notes	4.38	6/15/2025	250,000	244,646
Broadridge Financial Solutions, Inc., Sr. Unscd. Notes	2.90	12/1/2029	150,000	129,979
Concentrix Corp., Sr. Unscd. Notes	6.85	8/2/2033	100,000	96,737
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	200,000	161,642
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	190,000	174,952
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000	84,033
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	361,000	246,215
Microsoft Corp., Sr. Unscd. Notes	3.04	3/17/2062	360,000	257,891
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000	174,392
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	350,000	305,640
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	250,000	233,169
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	250,000	210,063
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	300,000	258,888
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	160,000	123,108
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	210,000	154,113
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	100,000	97,716
Oracle Corp., Sr. Unscd. Notes	4.65	5/6/2030	100,000	96,852
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	100,000	95,977

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Information Technology - .7% (continued)
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	150,000	158,687
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000	72,885
Roper Technologies, Inc., Sr. Unscd. Notes	1.00	9/15/2025	300,000	273,893
Roper Technologies, Inc., Sr. Unscd. Notes	1.40	9/15/2027	150,000	130,336
Roper Technologies, Inc., Sr. Unscd. Notes	3.80	12/15/2026	250,000	239,703
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	3.55	4/14/2025	100,000	96,638
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	100,000	99,066
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.00	3/28/2026	100,000	99,281
				4,559,725
Insurance - .7%
American International Group, Inc., Sr. Unscd. Notes	3.88	1/15/2035	250,000	218,551
American International Group, Inc., Sr. Unscd. Notes	4.75	4/1/2048	200,000	180,147
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	300,000	295,167
Aon Corp., Gtd. Notes	2.80	5/15/2030	100,000	86,701
Aon Corp., Gtd. Notes	3.75	5/2/2029	250,000	233,629
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	200,000	197,726
Aon Global Ltd., Gtd. Notes	4.60	6/14/2044	200,000	174,711
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	28,642
Athene Holding Ltd., Sr. Unscd. Notes	3.95	5/25/2051	150,000	104,548
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	250,000	172,091
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	121,616
Berkshire Hathaway, Inc., Sr. Unscd. Notes	3.13	3/15/2026	200,000	192,278
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	100,000	94,240
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	100,000	88,167
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	100,000	80,345
First American Financial Corp., Sr. Unscd. Notes	4.60	11/15/2024	500,000	487,994
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000	68,447

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Insurance - .7% (continued)
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000	61,404
Metlife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	200,000	168,744
Metlife, Inc., Sr. Unscd. Notes	6.38	6/15/2034	150,000	163,624
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	300,000	246,493
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000	57,553
Prudential Financial, Inc., Sr. Unscd. Notes	4.60	5/15/2044	200,000	181,164
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.15	6/15/2030	300,000	257,843
The Allstate Corp., Sr. Unscd. Notes	0.75	12/15/2025	200,000	180,085
The Chubb Corp., Gtd. Notes	6.00	5/11/2037	200,000	215,759
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	59,382
The Progressive Corp., Sr. Unscd. Notes	6.63	3/1/2029	100,000	108,787
The Travelers Companies, Inc., Sr. Unscd. Notes	4.05	3/7/2048	150,000	125,511
				4,651,349
Internet Software & Services - .4%
Alphabet, Inc., Sr. Unscd. Notes	0.45	8/15/2025	250,000	230,076
Alphabet, Inc., Sr. Unscd. Notes	1.10	8/15/2030	215,000	174,206
Alphabet, Inc., Sr. Unscd. Notes	1.90	8/15/2040	65,000	44,476
Alphabet, Inc., Sr. Unscd. Notes	2.00	8/15/2026	300,000	278,019
Amazon.com, Inc., Sr. Unscd. Notes	0.80	6/3/2025	200,000	185,448
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	200,000	163,856
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	300,000	262,598
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	200,000	130,466
Amazon.com, Inc., Sr. Unscd. Notes	2.88	5/12/2041	250,000	191,296
Amazon.com, Inc., Sr. Unscd. Notes	3.25	5/12/2061	220,000	157,074
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	100,000	95,393
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	92,747
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	100,000	85,345
eBay, Inc., Sr. Unscd. Notes	1.40	5/10/2026	300,000	271,533
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	13,000	9,559
Meta Platforms, Inc., Sr. Unscd. Notes	3.85	8/15/2032	100,000	93,098
Meta Platforms, Inc., Sr. Unscd. Notes	4.65	8/15/2062	110,000	97,383
Meta Platforms, Inc., Sr. Unscd. Notes	4.95	5/15/2033	50,000	50,371

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Internet Software & Services - .4% (continued)
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	100,000	103,790
				2,716,734
Materials - .1%
Berry Global, Inc., Sr. Scd. Notes	1.57	1/15/2026	150,000	136,087
Teck Resources Ltd., Sr. Unscd. Notes	3.90	7/15/2030	300,000	[a] 271,201
				407,288
Media - .7%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.91	7/23/2025	510,000	501,258
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.25	4/1/2053	200,000	162,149
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.50	4/1/2063	200,000	161,274
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	6.48	10/23/2045	250,000	233,506
Comcast Corp., Gtd. Bonds	4.00	8/15/2047	60,000	49,298
Comcast Corp., Gtd. Notes	1.50	2/15/2031	350,000	[a] 277,441
Comcast Corp., Gtd. Notes	2.45	8/15/2052	450,000	274,743
Comcast Corp., Gtd. Notes	3.38	8/15/2025	730,000	705,826
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000	64,881
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000	49,731
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000	185,994
Comcast Corp., Gtd. Notes	4.65	2/15/2033	100,000	98,827
Comcast Corp., Gtd. Notes	5.50	5/15/2064	70,000	70,320
Comcast Corp., Gtd. Notes	6.45	3/15/2037	300,000	330,807
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	350,000	326,844
Paramount Global, Sr. Unscd. Debs.	7.88	7/30/2030	150,000	158,122
Paramount Global, Sr. Unscd. Notes	4.90	8/15/2044	240,000	174,693
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	225,000	191,847
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	350,000	273,320
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	350,000	335,618
				4,626,499
Metals & Mining - .2%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	200,000	206,595
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	65,000	60,599

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Metals & Mining - .2% (continued)
Newmont Corp., Gtd. Notes	6.25	10/1/2039	126,000	134,633
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	200,000	127,289
Rio Tinto Alcan, Inc., Sr. Unscd. Debs.	7.25	3/15/2031	350,000	399,965
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	150,000	142,949
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000	39,770
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	200,000	178,232
Vale Overseas Ltd., Gtd. Notes	6.88	11/21/2036	100,000	106,610
				1,396,642
Municipal Securities - .7%
American Municipal Power, Inc., Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000	132,625
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	300,000	349,373
California, GO	3.50	4/1/2028	100,000	95,191
California, GO (Build America Bond)	7.50	4/1/2034	200,000	240,451
California, GO (Build America Bond)	7.55	4/1/2039	300,000	373,823
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	211,583
District of Columbia, Revenue Bonds (Build America Bond) Ser. E	5.59	12/1/2034	200,000	206,947
Illinois, GO	5.10	6/1/2033	230,000	225,226
Los Angeles Unified School District, GO (Build America Bond)	5.75	7/1/2034	350,000	367,275
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	105,537
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	300,000	368,586
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	200,000	247,121
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	379,477
Oklahoma Development Finance Authority, Revenue Bonds	4.71	5/1/2052	200,000	192,682
Pennsylvania Turnpike Commission, Revenue Bonds (Build America Bond) Ser. B	5.51	12/1/2045	200,000	205,892
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	300,000	290,791
Texas, GO (Build America Bond)	5.52	4/1/2039	100,000	105,369

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Municipal Securities - .7% (continued)
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.17	4/1/2041	100,000		101,451
The Ohio University, Revenue Bonds, Ser. A	3.80	12/1/2046	250,000		203,235
				4,402,635
Real Estate - .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	250,000		191,696
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.00	5/18/2051	200,000		124,536
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	100,000		93,380
American Tower Corp., Sr. Unscd. Notes	1.50	1/31/2028	200,000		168,738
American Tower Corp., Sr. Unscd. Notes	1.60	4/15/2026	300,000		270,491
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	300,000		248,302
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000		82,558
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	100,000		92,785
Corporate Office Properties LP, Gtd. Notes	2.00	1/15/2029	200,000		154,999
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000		162,824
Crown Castle, Inc., Sr. Unscd. Notes	3.70	6/15/2026	430,000		409,726
Equifax, Inc., Sr. Unscd. Notes	1.45	5/15/2026	200,000		179,517
Equifax, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000		138,805
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000	[a]	120,187
Essex Portfolio LP, Gtd. Notes	4.00	3/1/2029	200,000		185,599
Federal Realty OP LP, Sr. Unscd. Notes	5.38	5/1/2028	100,000		98,831
Kimco Realty OP LLC, Gtd. Notes	2.70	10/1/2030	200,000		165,909
Mid-America Apartments LP, Sr. Unscd. Notes	1.10	9/15/2026	400,000		352,142
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	370,000		314,382
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000		23,819
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	250,000		238,200
Realty Income Corp., Sr. Unscd. Notes	4.70	12/15/2028	100,000		97,376
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	100,000		96,749
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	200,000		155,507

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Real Estate - .9% (continued)
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	200,000		169,806
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	65,000		43,669
Simon Property Group LP, Sr. Unscd. Notes	3.80	7/15/2050	200,000		149,070
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	200,000		149,339
UDR, Inc., Gtd. Notes	2.10	8/1/2032	200,000		151,791
Ventas Realty LP, Gtd. Notes	4.00	3/1/2028	150,000		139,623
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	200,000		169,454
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000		186,846
				5,326,656
Retailing - .8%
Advance Auto Parts, Inc., Gtd. Notes	1.75	10/1/2027	300,000		252,074
Autozone, Inc., Sr. Unscd. Notes	3.13	4/21/2026	250,000		236,931
AutoZone, Inc., Sr. Unscd. Notes	5.05	7/15/2026	100,000		99,771
AutoZone, Inc., Sr. Unscd. Notes	5.20	8/1/2033	100,000		98,948
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	200,000		166,112
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	100,000		94,785
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	95,000		91,094
Lowe's Cos., Inc., Sr. Unscd. Notes	1.70	9/15/2028	200,000		171,135
Lowe's Cos., Inc., Sr. Unscd. Notes	2.80	9/15/2041	100,000		70,496
Lowe's Cos., Inc., Sr. Unscd. Notes	3.00	10/15/2050	200,000		131,087
Lowe's Cos., Inc., Sr. Unscd. Notes	3.13	9/15/2024	250,000		243,666
Lowe's Cos., Inc., Sr. Unscd. Notes	3.65	4/5/2029	80,000		74,585
Lowe's Cos., Inc., Sr. Unscd. Notes	5.00	4/15/2033	100,000		99,085
Lowe's Cos., Inc., Sr. Unscd. Notes	5.80	9/15/2062	150,000		149,016
McDonald's Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000		38,872
McDonald's Corp., Sr. Unscd. Notes	4.88	12/9/2045	265,000		252,261
O'Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000		237,671
Starbucks Corp., Sr. Unscd. Notes	2.55	11/15/2030	100,000		85,379
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	250,000		220,290
Starbucks Corp., Sr. Unscd. Notes	4.75	2/15/2026	100,000		99,310
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	100,000	[a]	98,943
Target Corp., Sr. Unscd. Notes	2.50	4/15/2026	200,000		189,591
Target Corp., Sr. Unscd. Notes	4.50	9/15/2032	75,000		73,107
The Home Depot, Inc., Sr. Unscd. Notes	1.50	9/15/2028	300,000		257,549
The Home Depot, Inc., Sr. Unscd. Notes	3.35	9/15/2025	300,000		290,123

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Retailing - .8% (continued)
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	250,000		189,261
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	300,000		325,627
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	100,000		97,725
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000		82,381
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2026	100,000		98,295
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	100,000		97,528
Walmart, Inc., Sr. Unscd. Notes	4.05	6/29/2048	180,000		164,165
Walmart, Inc., Sr. Unscd. Notes	4.15	9/9/2032	100,000	[a]	98,103
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	150,000	[a]	144,734
				5,119,700
Semiconductors & Semiconductor Equipment - .6%
Applied Materials, Inc., Sr. Unscd. Notes	3.90	10/1/2025	300,000		293,442
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000		101,860
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	230,000	[b]	186,889
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	200,000	[b]	155,892
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	200,000	[b]	149,082
Broadcom, Inc., Gtd. Notes	4.11	9/15/2028	260,000		246,480
Broadcom, Inc., Gtd. Notes	4.75	4/15/2029	210,000		203,411
Intel Corp., Sr. Unscd. Notes	3.15	5/11/2027	110,000		103,406
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000		105,573
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	300,000		283,166
Intel Corp., Sr. Unscd. Notes	4.10	5/11/2047	80,000		67,110
Intel Corp., Sr. Unscd. Notes	4.88	2/10/2026	100,000		99,666
Intel Corp., Sr. Unscd. Notes	4.88	2/10/2028	100,000		99,700
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	65,000		60,505
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	100,000		100,864
Intel Corp., Sr. Unscd. Notes	5.20	2/10/2033	100,000		101,204
Intel Corp., Sr. Unscd. Notes	5.63	2/10/2043	100,000		101,367
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	100,000		102,038
Intel Corp., Sr. Unscd. Notes	5.90	2/10/2063	100,000		103,510
Micron Technology, Inc., Sr. Unscd. Notes	5.38	4/15/2028	100,000		99,037
Micron Technology, Inc., Sr. Unscd. Notes	5.88	9/15/2033	100,000		99,549
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	100,000		100,153
NVIDIA Corp., Sr. Unscd. Notes	1.55	6/15/2028	300,000		261,917
Qualcomm, Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000		107,430
Qualcomm, Inc., Sr. Unscd. Notes	4.50	5/20/2052	25,000		22,557
Qualcomm, Inc., Sr. Unscd. Notes	4.65	5/20/2035	140,000		139,707
Qualcomm, Inc., Sr. Unscd. Notes	5.40	5/20/2033	200,000	[a]	209,738

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Semiconductors & Semiconductor Equipment - .6% (continued)
Texas Instruments, Inc., Sr. Unscd. Notes	1.13	9/15/2026	200,000		179,573
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	80,000		71,935
				3,956,761
Supranational Bank - 1.6%
Asian Development Bank, Sr. Unscd. Bonds	0.63	4/29/2025	220,000		203,725
Asian Development Bank, Sr. Unscd. Notes	1.00	4/14/2026	200,000		181,681
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000		165,601
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000		86,725
Asian Development Bank, Sr. Unscd. Notes	2.00	1/22/2025	500,000		477,131
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		84,264
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000		98,063
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000		54,432
European Investment Bank, Sr. Unscd. Bonds	0.38	12/15/2025	200,000		180,491
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	300,000	[a]	259,443
European Investment Bank, Sr. Unscd. Bonds	1.63	3/14/2025	200,000	[a]	189,197
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000		97,434
European Investment Bank, Sr. Unscd. Notes	0.38	3/26/2026	250,000		223,771
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	250,000		237,989
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000		464,562
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000		127,667
Inter-American Development Bank, Sr. Unscd. Bonds	2.13	1/15/2025	1,000,000	[a]	956,598
Inter-American Development Bank, Sr. Unscd. Notes	1.13	1/13/2031	200,000		161,160
Inter-American Development Bank, Sr. Unscd. Notes	1.75	3/14/2025	150,000	[a]	142,100
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000		74,202

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Supranational Bank - 1.6% (continued)
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	150,000		141,709
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000		96,226
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	100,000		95,050
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	100,000		98,279
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.63	4/22/2025	390,000		361,360
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000		142,276
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	2/14/2030	100,000	[a]	97,958
International Bank for Reconstruction & Development, Sr. Unscd. Bonds, Ser. GDIF	2.50	7/29/2025	1,000,000		954,424
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.38	7/28/2025	300,000		274,357
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000		160,833
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	1/15/2025	300,000		284,929
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	100,000		96,464
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.63	9/21/2029	100,000		96,889
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	1.38	4/20/2028	300,000		262,755
International Finance Corp., Sr. Unscd. Notes	0.38	7/16/2025	200,000		183,236
International Finance Corp., Sr. Unscd. Notes	3.63	9/15/2025	100,000		97,512
Japan Bank for International Cooperation, Govt. Gtd. Bonds	1.88	7/21/2026	500,000		457,702
Japan Bank for International Cooperation, Govt. Gtd. Notes	2.00	10/17/2029	300,000		258,058
Japan Bank for International Cooperation, Govt. Gtd. Notes, Ser. DTC	2.75	1/21/2026	250,000		237,163

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Supranational Bank - 1.6% (continued)
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000		192,656
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	0.50	1/27/2026	250,000		224,405
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000	[a]	97,174
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	0.50	5/28/2025	200,000		183,552
The Korea Development Bank, Sr. Unscd. Bonds	0.80	7/19/2026	300,000		262,712
				9,823,915
Technology Hardware & Equipment - .8%
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	200,000		166,883
Apple, Inc., Sr. Unscd. Notes	0.70	2/8/2026	230,000		207,894
Apple, Inc., Sr. Unscd. Notes	1.13	5/11/2025	125,000		117,077
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000		144,468
Apple, Inc., Sr. Unscd. Notes	1.65	5/11/2030	100,000		83,993
Apple, Inc., Sr. Unscd. Notes	2.20	9/11/2029	120,000		105,885
Apple, Inc., Sr. Unscd. Notes	2.38	2/8/2041	80,000		58,266
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000		82,653
Apple, Inc., Sr. Unscd. Notes	2.80	2/8/2061	215,000		144,166
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000		55,434
Apple, Inc., Sr. Unscd. Notes	3.20	5/11/2027	200,000		191,186
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	45,000		41,821
Apple, Inc., Sr. Unscd. Notes	3.35	2/9/2027	250,000		239,988
Apple, Inc., Sr. Unscd. Notes	3.75	11/13/2047	90,000		77,450
Apple, Inc., Sr. Unscd. Notes	4.00	5/10/2028	200,000		196,579
Apple, Inc., Sr. Unscd. Notes	4.10	8/8/2062	75,000		65,430
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	100,000		98,760
Apple, Inc., Sr. Unscd. Notes	4.25	2/9/2047	300,000		283,771
Apple, Inc., Sr. Unscd. Notes	4.85	5/10/2053	200,000		203,880
Dell International LLC/EMC Corp., Gtd. Notes	3.45	12/15/2051	45,000	[b]	30,168
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	200,000	[a]	203,485
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	200,000		202,837
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	65,000		81,621
DXC Technology Co., Sr. Unscd. Notes	2.38	9/15/2028	300,000		253,015
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	1.75	4/1/2026	200,000		182,541
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.90	10/15/2025	250,000		247,162

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Technology Hardware & Equipment - .8% (continued)
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	100,000		88,795
International Business Machines Corp., Sr. Unscd. Notes	3.30	5/15/2026	250,000		238,718
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000		204,290
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000		91,818
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000		136,405
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000		160,201
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000		168,789
				4,855,429
Telecommunication Services - 1.2%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000		108,332
America Movil SAB de CV, Sr. Unscd. Notes	4.38	4/22/2049	200,000	[a]	172,249
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	615,000		417,435
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	300,000		209,067
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	360,000		342,952
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	341,000		279,455
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	500,000		451,368
AT&T, Inc., Sr. Unscd. Notes	4.85	3/1/2039	110,000		99,450
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000		215,240
Cisco Systems, Inc., Sr. Unscd. Notes	2.95	2/28/2026	250,000		240,512
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	250,000		264,969
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	150,000		111,594
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	300,000		355,257
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	150,000		183,156
Rogers Communications, Inc., Gtd. Bonds	7.50	8/15/2038	125,000		137,955
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000		130,200
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	100,000		109,338
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	150,000		130,918
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	200,000		166,321
T-Mobile USA, Inc., Gtd. Notes	3.50	4/15/2025	310,000		299,662
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	100,000		85,542
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	100,000		98,822
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	100,000		97,903
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	200,000		201,120
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	100,000		100,633
Verizon Communications, Inc., Sr. Unscd. Notes	0.85	11/20/2025	200,000		180,887

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Telecommunication Services - 1.2% (continued)
Verizon Communications, Inc., Sr. Unscd. Notes	1.75	1/20/2031	200,000	156,896
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000	99,862
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000	127,225
Verizon Communications, Inc., Sr. Unscd. Notes	3.00	11/20/2060	250,000	151,687
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	365,000	258,954
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	627,000	584,487
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	250,000	240,227
Vodafone Group PLC, Sr. Unscd. Notes	5.25	5/30/2048	180,000	167,980
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	100,000	97,236
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	30,000	28,838
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	125,000	142,366
				7,246,095
Transportation - .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.55	9/1/2044	300,000	276,094
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	300,000	330,997
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	7.00	12/15/2025	100,000	103,954
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	150,000	140,150
Canadian Pacific Railway Co., Gtd. Notes	6.13	9/15/2115	100,000	102,621
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	200,000	191,553
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000	43,544
CSX Corp., Sr. Unscd. Notes	4.75	11/15/2048	100,000	92,031
FedEx Corp., Gtd. Notes	4.75	11/15/2045	200,000	177,464
Norfolk Southern Corp., Sr. Unscd. Notes	2.90	8/25/2051	300,000	197,343
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000	41,636
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	243,000	193,184
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000	38,268
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000	101,703
United Parcel Service, Inc., Sr. Unscd. Notes	3.75	11/15/2047	80,000	66,986

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
Transportation - .4% (continued)
United Parcel Service, Inc., Sr. Unscd. Notes	5.30	4/1/2050	200,000		208,971
				2,306,499
U.S. Government Agencies Collateralized Municipal-Backed Securities - .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K043, Cl. A2	3.06	12/25/2024	348,000	[c]	336,888
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K047, Cl. A2	3.33	5/25/2025	45,000	[c]	43,500
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/25/2026	500,000	[c]	468,559
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2	2.65	11/25/2029	400,000	[c]	356,638
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K104, Cl. A2	2.25	1/25/2030	400,000	[c]	347,521
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1	1.78	10/25/2029	287,888	[c]	256,022
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K112, Cl. A2	1.31	5/25/2030	200,000	[c]	161,412
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2	2.07	1/25/2031	400,000	[c]	335,619
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1514, Cl. A2	2.86	10/25/2034	400,000	[c]	333,914
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1516, Cl. A2	1.72	5/25/2035	400,000	[c]	289,860
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1521, CI. A2	2.18	8/25/2036	300,000	[c]	224,198

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - .8% (continued)
Federal National Mortgage Association, ACES, Ser. 2017-M12, Cl. A2	3.06	6/25/2027	641,245	[c]	604,551
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2	2.99	12/25/2027	280,703	[c]	262,713
Federal National Mortgage Association, ACES, Ser. 2018-M10, Cl. A2	3.36	7/25/2028	200,000	[c]	189,158
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2	2.89	6/25/2029	245,768	[c]	224,859
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2	2.44	10/25/2029	400,000	[c]	354,611
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2	1.78	5/25/2030	295,298	[c]	249,578
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2	1.67	10/25/2031	200,000	[c]	159,828
				5,199,429
U.S. Government Agencies Mortgage-Backed - 27.2%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-3/1/2052			4,172,675	[c]	3,345,953
2.00%, 8/1/2028-4/1/2052			13,974,790	[c]	11,523,636
2.50%, 3/1/2028-5/1/2052			11,847,792	[c]	10,188,333
3.00%, 10/1/2026-3/1/2052			6,607,370	[c]	5,956,741
3.50%, 11/1/2025-7/1/2052			4,369,830	[c]	4,040,506
4.00%, 4/1/2024-7/1/2052			2,953,321	[c]	2,810,146
4.25%, 8/1/2034, 1 Year U.S.Treasury Yield Curve Constant Rate +2.25%			238	[c,d]	237
4.50%, 9/1/2024-11/1/2052			2,133,612	[c]	2,075,932
5.00%, 4/1/2025-2/1/2048			498,047	[c]	500,030
5.50%, 5/1/2027-2/1/2053			342,795	[c]	343,758
6.00%, 6/1/2028-7/1/2039			233,904	[c]	239,718
6.50%, 4/1/2026-9/1/2037			55,878	[c]	57,799
7.00%, 12/1/2024-9/1/2031			5,656	[c]	5,742
7.50%, 6/1/2024-7/1/2030			1,034	[c]	1,041
8.00%, 5/1/2026-10/1/2031			1,660	[c]	1,696
8.50%, 6/1/2030			155	[c]	160
Federal National Mortgage Association:
4.50%			1,625,000	[c,e]	1,595,194
1.50%			1,575,000	[c,e]	1,355,300

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Government Agencies Mortgage-Backed - 27.2% (continued)
1.50%, 9/1/2035-9/1/2051			5,098,017	[c]	4,124,494
2.00%			12,825,000	[c,e]	10,534,559
2.00%, 7/1/2028-6/1/2052			20,332,062	[c]	16,816,028
2.50%, 7/1/2027-5/1/2052			17,253,042	[c]	14,793,499
2.50%			3,425,000	[c,e]	2,886,566
3.00%, 10/1/2026-3/1/2052			13,171,256	[c]	11,812,564
3.50%			100,000	[c,e]	94,916
3.50%, 8/1/2025-6/1/2052			8,220,021	[c]	7,610,360
4.00%, 7/1/2024-9/1/2052			4,943,946	[c]	4,710,757
4.00%			1,350,000	[c,e]	1,264,257
4.50%			2,600,000	[c,e]	2,492,167
4.50%, 4/1/2024-4/1/2049			1,504,567	[c]	1,474,321
5.00%, 11/1/2028-6/1/2049			720,377	[c]	721,835
5.00%			3,725,000	[c,e]	3,641,032
5.50%			2,675,000	[c,e]	2,656,609
5.50%, 1/1/2032-12/1/2038			396,232	[c]	401,045
6.00%, 5/1/2024-11/1/2038			495,120	[c]	507,724
6.00%			1,000,000	[c,e]	1,006,016
6.50%, 2/1/2028-10/1/2037			123,412	[c]	127,143
6.50%			450,000	[c,e]	458,877
7.00%, 8/1/2023-7/1/2032			9,947	[c]	10,110
7.50%, 4/1/2026-6/1/2031			5,925	[c]	5,974
8.00%, 5/1/2027-8/1/2030			1,102	[c]	1,113
8.50%, 7/1/2030			104	[c]	108
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			97,748		86,296
3.00%, 9/15/2042-8/15/2045			471,587		424,579
3.50%, 2/15/2026-8/15/2045			337,523		316,415
4.00%, 2/15/2041-9/15/2045			389,308		372,841
4.50%, 3/15/2039-2/15/2041			365,327		359,778
5.00%, 7/15/2033-4/15/2040			496,071		493,866
5.50%, 2/15/2033-11/15/2038			194,017		195,666
6.00%, 1/15/2029-10/15/2036			67,941		69,743
6.50%, 2/15/2024-11/15/2033			21,739		22,153
7.00%, 10/15/2027-8/15/2032			20,849		21,074
7.50%, 12/15/2023-11/15/2030			8,793		8,779
8.00%, 8/15/2024-3/15/2032			3,291		3,425
8.25%, 6/15/2027			279		279
8.50%, 10/15/2026			1,298		1,296
Government National Mortgage Association II:
6.00%			550,000	[e]	542,379
2.00%, 9/20/2050-5/20/2052			5,836,052		4,895,187

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Government Agencies Mortgage-Backed - 27.2% (continued)
2.00%			3,250,000	[e]	2,717,812
2.50%			1,650,000	[e]	1,422,770
2.50%, 3/20/2027-7/20/2052			7,737,885		6,698,019
3.00%, 1/20/2028-5/20/2052			6,743,967		6,097,996
3.50%, 9/20/2028-9/20/2052			5,022,464		4,686,287
4.00%, 9/20/2043-9/20/2052			2,096,800		2,013,817
4.00%			950,000	[e]	894,930
4.50%, 7/20/2041-8/20/2052			1,750,669		1,718,519
4.50%			525,000	[e]	505,046
5.00%, 9/20/2040-2/20/2049			138,812		140,297
5.00%			1,325,000	[e]	1,298,396
5.50%, 10/20/2031-6/20/2041			33,988		34,895
5.50%			1,000,000	[e]	993,828
6.00%			850,000	[e]	854,084
6.50%, 2/20/2028			138		141
8.50%, 7/20/2025			36		36
				170,084,625
U.S. Government Agencies Obligations - 1.1%
Federal Farm Credit Bank Funding Corp., Bonds	1.65	7/23/2035	200,000		141,819
Federal Farm Credit Bank Funding Corp., Bonds	3.38	8/26/2024	400,000		392,123
Federal Home Loan Bank, Bonds	3.25	11/16/2028	500,000		478,373
Federal Home Loan Bank, Bonds	5.50	7/15/2036	480,000		536,161
Federal Home Loan Bank, Sr. Unscd. Bonds	4.50	10/3/2024	500,000		495,159
Federal Home Loan Mortgage Corp., Notes	0.80	10/27/2026	125,000	[c]	110,497
Federal Home Loan Mortgage Corp., Notes	1.50	2/12/2025	500,000	[c]	473,663
Federal Home Loan Mortgage Corp., Unscd. Notes	0.38	9/23/2025	500,000	[c]	455,007
Federal National Mortgage Association, Notes	0.38	8/25/2025	1,000,000	[c]	912,013
Federal National Mortgage Association, Notes	0.88	12/18/2026	325,000	[c]	286,659
Federal National Mortgage Association, Notes	1.63	10/15/2024	500,000	[a,c]	478,627
Federal National Mortgage Association, Notes	1.88	9/24/2026	1,000,000	[c]	922,268
Federal National Mortgage Association, Notes	6.25	5/15/2029	540,000	[a,c]	594,881
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	700,000		732,485

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Government Agencies Obligations - 1.1% (continued)
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		191,177
				7,200,912
U.S. Treasury Securities - 40.5%
U.S. Treasury Bonds	1.13	5/15/2040	2,395,000		1,521,199
U.S. Treasury Bonds	1.25	5/15/2050	1,856,000		1,012,499
U.S. Treasury Bonds	1.38	8/15/2050	1,595,000		899,275
U.S. Treasury Bonds	1.63	11/15/2050	2,615,000		1,576,048
U.S. Treasury Bonds	1.75	8/15/2041	550,000	[a]	379,393
U.S. Treasury Bonds	1.88	2/15/2041	690,000		491,180
U.S. Treasury Bonds	1.88	2/15/2051	670,000		430,449
U.S. Treasury Bonds	1.88	11/15/2051	2,745,000		1,757,336
U.S. Treasury Bonds	2.00	8/15/2051	2,090,000		1,382,380
U.S. Treasury Bonds	2.00	2/15/2050	1,145,000		762,588
U.S. Treasury Bonds	2.00	11/15/2041	1,405,000		1,008,938
U.S. Treasury Bonds	2.25	8/15/2049	1,525,000		1,077,270
U.S. Treasury Bonds	2.25	2/15/2052	2,575,000		1,807,177
U.S. Treasury Bonds	2.25	8/15/2046	875,000		622,839
U.S. Treasury Bonds	2.38	11/15/2049	640,000		464,675
U.S. Treasury Bonds	2.38	5/15/2051	3,275,000		2,365,164
U.S. Treasury Bonds	2.50	5/15/2046	1,230,000		922,524
U.S. Treasury Bonds	2.50	2/15/2045	595,000		450,283
U.S. Treasury Bonds	2.75	11/15/2047	1,445,000		1,131,475
U.S. Treasury Bonds	2.75	11/15/2042	847,000		682,927
U.S. Treasury Bonds	2.75	8/15/2047	1,375,000		1,076,877
U.S. Treasury Bonds	2.88	5/15/2049	1,861,000		1,496,578
U.S. Treasury Bonds	2.88	5/15/2052	790,000		636,413
U.S. Treasury Bonds	2.88	11/15/2046	300,000		241,043
U.S. Treasury Bonds	2.88	5/15/2043	1,512,000		1,238,039
U.S. Treasury Bonds	3.00	8/15/2052	960,000		793,594
U.S. Treasury Bonds	3.00	5/15/2045	65,000		53,647
U.S. Treasury Bonds	3.00	2/15/2048	840,000		689,341
U.S. Treasury Bonds	3.00	5/15/2042	455,000		383,595
U.S. Treasury Bonds	3.00	2/15/2049	1,295,000		1,065,416
U.S. Treasury Bonds	3.00	2/15/2047	1,265,000		1,038,338
U.S. Treasury Bonds	3.00	8/15/2048	875,000	[a]	718,303
U.S. Treasury Bonds	3.00	11/15/2044	1,357,000		1,123,077
U.S. Treasury Bonds	3.13	5/15/2048	1,250,000		1,049,829
U.S. Treasury Bonds	3.13	11/15/2041	40,000		34,629
U.S. Treasury Bonds	3.13	2/15/2042	85,000		73,329
U.S. Treasury Bonds	3.13	8/15/2044	1,591,000		1,346,415
U.S. Treasury Bonds	3.13	2/15/2043	280,000		239,028
U.S. Treasury Bonds	3.25	5/15/2042	460,000		402,509

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Treasury Securities - 40.5% (continued)
U.S. Treasury Bonds	3.38	5/15/2044	515,000		454,085
U.S. Treasury Bonds	3.38	8/15/2042	475,000		422,676
U.S. Treasury Bonds	3.38	11/15/2048	1,450,000		1,274,754
U.S. Treasury Bonds	3.50	2/15/2039	640,000		603,687
U.S. Treasury Bonds	3.63	2/15/2053	300,000		279,891
U.S. Treasury Bonds	3.63	5/15/2053	520,000	[a]	485,875
U.S. Treasury Bonds	3.63	8/15/2043	1,010,000		928,293
U.S. Treasury Bonds	3.63	2/15/2044	1,838,000		1,685,539
U.S. Treasury Bonds	3.75	11/15/2043	1,585,000		1,482,130
U.S. Treasury Bonds	3.75	8/15/2041	1,360,000		1,289,848
U.S. Treasury Bonds	3.88	2/15/2043	755,000		721,497
U.S. Treasury Bonds	3.88	5/15/2043	370,000	[a]	353,755
U.S. Treasury Bonds	3.88	8/15/2040	135,000		131,562
U.S. Treasury Bonds	4.00	11/15/2052	560,000		559,650
U.S. Treasury Bonds	4.00	11/15/2042	400,000		389,687
U.S. Treasury Bonds	4.25	11/15/2040	330,000		337,122
U.S. Treasury Bonds	4.25	5/15/2039	890,000		915,170
U.S. Treasury Bonds	4.38	5/15/2041	445,000		459,828
U.S. Treasury Bonds	4.38	11/15/2039	175,000		182,137
U.S. Treasury Bonds	4.38	5/15/2040	130,000		135,030
U.S. Treasury Bonds	4.75	2/15/2041	1,185,000		1,284,961
U.S. Treasury Bonds	5.25	11/15/2028	335,000		351,344
U.S. Treasury Bonds	5.25	2/15/2029	265,000		278,581
U.S. Treasury Bonds	5.50	8/15/2028	75,000	[a]	79,327
U.S. Treasury Bonds	6.00	2/15/2026	185,000		190,882
U.S. Treasury Bonds	6.13	11/15/2027	885,000	[a]	949,266
U.S. Treasury Bonds	6.75	8/15/2026	215,000		228,597
U.S. Treasury Bonds	7.50	11/15/2024	370,000		380,753
U.S. Treasury Notes	0.25	8/31/2025	1,700,000		1,547,100
U.S. Treasury Notes	0.25	9/30/2025	1,180,000		1,071,564
U.S. Treasury Notes	0.25	10/31/2025	250,000		226,226
U.S. Treasury Notes	0.25	6/30/2025	265,000		242,677
U.S. Treasury Notes	0.38	1/31/2026	1,480,000		1,332,318
U.S. Treasury Notes	0.38	12/31/2025	1,120,000		1,011,916
U.S. Treasury Notes	0.38	4/30/2025	1,143,000		1,055,132
U.S. Treasury Notes	0.38	7/31/2027	660,000		565,666
U.S. Treasury Notes	0.38	9/30/2027	520,000		443,381
U.S. Treasury Notes	0.50	6/30/2027	120,000		103,678
U.S. Treasury Notes	0.50	2/28/2026	400,000		360,242
U.S. Treasury Notes	0.50	10/31/2027	240,000		205,148
U.S. Treasury Notes	0.63	8/15/2030	3,991,000		3,165,362
U.S. Treasury Notes	0.63	10/15/2024	2,000,000		1,891,680
U.S. Treasury Notes	0.63	12/31/2027	290,000		248,086

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Treasury Securities - 40.5% (continued)
U.S. Treasury Notes	0.63	5/15/2030	4,110,000		3,280,454
U.S. Treasury Notes	0.63	11/30/2027	2,305,000		1,976,402
U.S. Treasury Notes	0.63	7/31/2026	1,485,000		1,325,769
U.S. Treasury Notes	0.75	3/31/2026	3,135,000		2,838,951
U.S. Treasury Notes	0.75	8/31/2026	2,475,000		2,212,225
U.S. Treasury Notes	0.75	11/15/2024	2,350,000		2,218,868
U.S. Treasury Notes	0.88	9/30/2026	2,950,000		2,644,053
U.S. Treasury Notes	0.88	6/30/2026	1,800,000		1,624,605
U.S. Treasury Notes	0.88	11/15/2030	3,750,000		3,021,826
U.S. Treasury Notes	1.00	12/15/2024	2,255,000		2,130,006
U.S. Treasury Notes	1.00	7/31/2028	1,445,000		1,239,341
U.S. Treasury Notes	1.13	10/31/2026	3,000,000		2,702,812
U.S. Treasury Notes	1.13	8/31/2028	1,450,000		1,249,181
U.S. Treasury Notes	1.13	2/29/2028	3,210,000		2,798,719
U.S. Treasury Notes	1.13	2/15/2031	1,675,000	[a]	1,370,294
U.S. Treasury Notes	1.25	5/31/2028	2,750,000		2,397,603
U.S. Treasury Notes	1.25	11/30/2026	2,105,000		1,900,420
U.S. Treasury Notes	1.25	6/30/2028	165,000		143,611
U.S. Treasury Notes	1.25	12/31/2026	2,180,000		1,965,151
U.S. Treasury Notes	1.25	8/31/2024	2,110,000		2,019,418
U.S. Treasury Notes	1.25	3/31/2028	2,495,000		2,184,295
U.S. Treasury Notes	1.25	8/15/2031	2,265,000		1,845,356
U.S. Treasury Notes	1.38	11/15/2031	3,475,000		2,844,070
U.S. Treasury Notes	1.38	10/31/2028	1,050,000		912,700
U.S. Treasury Notes	1.50	9/30/2024	1,750,000		1,675,420
U.S. Treasury Notes	1.50	10/31/2024	1,300,000		1,241,043
U.S. Treasury Notes	1.50	11/30/2024	2,275,000		2,166,049
U.S. Treasury Notes	1.50	2/15/2030	640,000		546,025
U.S. Treasury Notes	1.50	1/31/2027	425,000		385,521
U.S. Treasury Notes	1.63	8/15/2029	2,330,000		2,026,645
U.S. Treasury Notes	1.63	5/15/2026	1,000,000		924,082
U.S. Treasury Notes	1.63	5/15/2031	630,000		531,956
U.S. Treasury Notes	1.63	11/30/2026	1,180,000		1,078,640
U.S. Treasury Notes	1.63	9/30/2026	239,000		219,226
U.S. Treasury Notes	1.75	11/15/2029	1,960,000	[a]	1,713,239
U.S. Treasury Notes	1.75	1/31/2029	290,000		255,959
U.S. Treasury Notes	1.75	3/15/2025	1,375,000		1,303,940
U.S. Treasury Notes	1.88	8/31/2024	750,000		722,754
U.S. Treasury Notes	1.88	6/30/2026	2,161,000		2,008,464
U.S. Treasury Notes	1.88	2/15/2032	3,640,000		3,092,009
U.S. Treasury Notes	1.88	2/28/2027	2,325,000		2,134,277
U.S. Treasury Notes	2.00	11/15/2026	2,015,000		1,866,040
U.S. Treasury Notes	2.00	8/15/2025	1,988,000		1,878,544

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Treasury Securities - 40.5% (continued)
U.S. Treasury Notes	2.00	2/15/2025	3,065,000		2,923,723
U.S. Treasury Notes	2.13	5/31/2026	1,245,000		1,166,142
U.S. Treasury Notes	2.13	5/15/2025	1,335,000		1,269,919
U.S. Treasury Notes	2.13	9/30/2024	765,000		737,568
U.S. Treasury Notes	2.25	11/15/2027	2,105,000		1,939,437
U.S. Treasury Notes	2.25	8/15/2027	2,345,000	[a]	2,167,888
U.S. Treasury Notes	2.25	2/15/2027	1,510,000		1,405,627
U.S. Treasury Notes	2.25	3/31/2026	2,410,000		2,270,531
U.S. Treasury Notes	2.25	11/15/2024	2,725,000		2,623,451
U.S. Treasury Notes	2.25	11/15/2025	2,630,000		2,488,072
U.S. Treasury Notes	2.38	8/15/2024	2,265,000		2,196,364
U.S. Treasury Notes	2.38	4/30/2026	196,200	[a]	185,244
U.S. Treasury Notes	2.38	5/15/2027	1,875,000		1,746,570
U.S. Treasury Notes	2.50	3/31/2027	1,500,000		1,406,777
U.S. Treasury Notes	2.50	1/31/2025	1,435,000		1,380,235
U.S. Treasury Notes	2.63	4/15/2025	945,000		907,846
U.S. Treasury Notes	2.63	7/31/2029	1,175,000		1,081,390
U.S. Treasury Notes	2.63	2/15/2029	1,950,000		1,802,531
U.S. Treasury Notes	2.63	3/31/2025	295,000		283,592
U.S. Treasury Notes	2.63	1/31/2026	275,000		261,975
U.S. Treasury Notes	2.75	7/31/2027	905,000		853,510
U.S. Treasury Notes	2.75	4/30/2027	965,000	[a]	912,000
U.S. Treasury Notes	2.75	5/15/2025	2,620,000		2,519,805
U.S. Treasury Notes	2.75	2/15/2028	2,140,000		2,009,719
U.S. Treasury Notes	2.75	8/15/2032	3,065,000		2,783,283
U.S. Treasury Notes	2.88	6/15/2025	1,670,000		1,608,027
U.S. Treasury Notes	2.88	4/30/2029	1,100,000		1,028,436
U.S. Treasury Notes	2.88	5/31/2025	1,000,000		963,437
U.S. Treasury Notes	2.88	5/15/2032	3,610,000		3,316,970
U.S. Treasury Notes	2.88	7/31/2025	1,831,000	[a]	1,761,658
U.S. Treasury Notes	3.00	7/15/2025	480,000		463,012
U.S. Treasury Notes	3.13	8/15/2025	1,745,000		1,686,413
U.S. Treasury Notes	3.13	11/15/2028	2,200,000		2,091,891
U.S. Treasury Notes	3.13	8/31/2027	2,100,000		2,008,412
U.S. Treasury Notes	3.25	6/30/2027	2,190,000		2,106,506
U.S. Treasury Notes	3.25	8/31/2024	1,570,000		1,535,564
U.S. Treasury Notes	3.25	6/30/2029	1,885,000		1,796,898
U.S. Treasury Notes	3.38	5/15/2033	440,000	[a]	419,753
U.S. Treasury Notes	3.50	1/31/2030	915,000		883,386
U.S. Treasury Notes	3.50	1/31/2028	1,125,000		1,091,426
U.S. Treasury Notes	3.50	2/15/2033	3,900,000		3,759,539
U.S. Treasury Notes	3.50	4/30/2028	1,125,000		1,091,338
U.S. Treasury Notes	3.50	4/30/2030	930,000		897,922

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.8% (continued)
U.S. Treasury Securities - 40.5% (continued)
U.S. Treasury Notes	3.50	9/15/2025	775,000		754,263
U.S. Treasury Notes	3.63	3/31/2028	1,115,000		1,087,626
U.S. Treasury Notes	3.63	5/31/2028	2,800,000		2,733,391
U.S. Treasury Notes	3.63	3/31/2030	2,305,000		2,241,883
U.S. Treasury Notes	3.63	5/15/2026	990,000		965,869
U.S. Treasury Notes	3.75	4/15/2026	1,045,000		1,022,753
U.S. Treasury Notes	3.75	6/30/2030	2,000,000		1,960,937
U.S. Treasury Notes	3.88	9/30/2029	610,000		601,362
U.S. Treasury Notes	3.88	4/30/2025	1,095,000		1,074,127
U.S. Treasury Notes	3.88	1/15/2026	1,045,000		1,025,365
U.S. Treasury Notes	3.88	11/30/2027	1,145,000	[a]	1,127,579
U.S. Treasury Notes	3.88	3/31/2025	200,000		196,172
U.S. Treasury Notes	3.88	12/31/2027	1,135,000		1,117,908
U.S. Treasury Notes	3.88	12/31/2029	2,250,000		2,219,019
U.S. Treasury Notes	4.00	7/31/2030	860,000		856,708
U.S. Treasury Notes	4.00	10/31/2029	395,000		392,169
U.S. Treasury Notes	4.00	12/15/2025	750,000		737,930
U.S. Treasury Notes	4.00	6/30/2028	1,800,000		1,785,656
U.S. Treasury Notes	4.00	2/29/2028	1,115,000		1,105,157
U.S. Treasury Notes	4.00	2/15/2026	1,035,000		1,018,848
U.S. Treasury Notes	4.00	2/28/2030	905,000		899,414
U.S. Treasury Notes	4.13	7/31/2028	1,055,000		1,053,187
U.S. Treasury Notes	4.13	9/30/2027	965,000		958,856
U.S. Treasury Notes	4.13	6/15/2026	985,000		974,534
U.S. Treasury Notes	4.13	1/31/2025	1,095,000		1,078,532
U.S. Treasury Notes	4.13	11/15/2032	2,705,000		2,736,699
U.S. Treasury Notes	4.13	10/31/2027	1,605,000	[a]	1,595,094
U.S. Treasury Notes	4.25	12/31/2024	520,000		513,195
U.S. Treasury Notes	4.25	5/31/2025	1,040,000	[a]	1,026,980
U.S. Treasury Notes	4.25	10/15/2025	1,175,000		1,161,712
U.S. Treasury Notes	4.38	10/31/2024	1,580,000		1,562,750
U.S. Treasury Notes	4.50	7/15/2026	985,000		984,808
U.S. Treasury Notes	4.50	11/15/2025	1,065,000		1,058,947
U.S. Treasury Notes	4.50	11/30/2024	1,515,000		1,499,968
U.S. Treasury Notes	4.63	2/28/2025	1,265,000		1,255,636
U.S. Treasury Notes	4.63	3/15/2026	1,600,000		1,600,312
U.S. Treasury Notes	4.63	6/30/2025	1,035,000	[a]	1,029,340
U.S. Treasury Notes	4.75	7/31/2025	1,030,000		1,027,787
				253,243,945
Utilities - 2.1%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000		142,571
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000		102,982

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Utilities - 2.1% (continued)
Alabama Power Co., Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	100,000	77,454
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	200,000	157,618
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	100,000	90,057
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000	86,482
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	250,000	196,172
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	300,000	236,601
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	200,000	153,176
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	250,000	234,918
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	250,000	204,307
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000	210,656
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	200,000	206,186
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	58,000	37,314
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. A	1.45	4/15/2026	200,000	181,152
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	178,620
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	106,071
DTE Electric Co., First Mortgage Bonds	2.95	3/1/2050	250,000	169,561
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	250,000	215,919
Duke Energy Carolinas LLC, First Mortgage Bonds	2.45	2/1/2030	200,000	172,200
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	200,000	141,919
Duke Energy Corp., Sr. Unscd. Notes	4.50	8/15/2032	200,000	188,783
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	164,841
Duke Energy Ohio, Inc., First Mortgage Bonds	5.65	4/1/2053	200,000	205,899
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	118,444
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	80,486

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Utilities - 2.1% (continued)
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	200,000	156,079
Entergy Louisiana LLC, Mortgage Notes	0.95	10/1/2024	300,000	284,744
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000	110,312
Evergy Metro, Inc., Mortgage Bonds	4.95	4/15/2033	100,000	98,231
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	200,000	167,152
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000	172,285
Georgia Power Co., Sr. Unscd. Notes	3.25	3/30/2027	250,000	232,889
Hydro-Quebec, Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	25,139
Idaho Power Co., First Mortgage Bonds, Ser. K	4.20	3/1/2048	217,000	182,811
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	300,000	312,493
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	150,000	111,703
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000	143,395
National Rural Utilities Cooperative Finance Corp., Scd. Notes	4.15	12/15/2032	200,000	184,726
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.45	3/13/2026	100,000	98,997
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	5.65	5/1/2079	150,000	140,284
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.26	9/1/2024	200,000	197,067
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.90	2/28/2028	100,000	99,141
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.00	2/28/2030	100,000	99,514
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	100,000	98,269
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	30,000	28,736
NiSource, Inc., Sr. Unscd. Notes	0.95	8/15/2025	500,000	458,266
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	500,000	391,429
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	200,000	191,605
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.75	3/15/2029	170,000	176,440
Pacific Gas & Electric Co., First Mortgage Bonds	3.15	1/1/2026	310,000	289,298

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Utilities - 2.1% (continued)
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000	169,463
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	245,000	196,237
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	300,000	227,672
PECO Energy Co., First Mortgage Bonds	2.85	9/15/2051	200,000	130,634
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	100,000	97,421
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	100,000	99,680
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	69,797
PPL Electric Utilities Corp., First Mortgage Bonds	4.75	7/15/2043	200,000	185,653
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	280,000	316,338
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	0.80	8/15/2025	150,000	136,425
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000	158,004
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	150,000	105,707
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000	70,947
San Diego Gas & Electric Co., Sr. Scd. Bonds, Ser. VVV	1.70	10/1/2030	100,000	80,292
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	50,000	39,048
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	200,000	210,017
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	300,000	225,144
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	200,000	207,821
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000	134,199
Southernwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	350,000	248,401
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000	143,209
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	100,000	84,525
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	150,000	115,780
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	300,000	288,355
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. C	4.63	5/15/2052	100,000	89,110

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.8% (continued)
Utilities - 2.1% (continued)
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	150,000	114,239
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	200,051
Wisconsin Electric Power Co., Sr. Unscd. Debs.	4.75	9/30/2032	200,000	197,235
Xcel Energy, Inc., Sr. Unscd. Notes	6.50	7/1/2036	200,000	212,044
				13,064,842
Total Bonds and Notes (cost $680,390,121)			624,569,534
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 6.0%
Registered Investment Companies - 6.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $37,437,033)	5.38		37,437,033	[f] 37,437,033

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,667,310)	5.38		7,667,310	[f] 7,667,310
Total Investments (cost $725,494,464)			107.0%	669,673,877
Liabilities, Less Cash and Receivables			(7.0%)	(44,074,201)
Net Assets			100.0%	625,599,676

a Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $23,022,031 and the value of the collateral was $23,662,190, consisting of cash collateral of $7,667,310 and U.S. Government & Agency securities valued at $15,994,880. In addition, the value of collateral may include pending sales that are also on loan.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $623,028 or .1% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Purchased on a forward commitment basis.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
BNY Mellon Bond Market Index Fund

July 31, 2023 (Unaudited)

TBA Sale Commitments
Description	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
U.S. Government Agencies Mortgage-Backed - .3%
Federal National Mortgage Association
3.50%	(150,000)	[a]	(128,458)
1.50%	(425,000)	[a]	(326,602)
2.50%	(350,000)	[a]	(317,598)
3.00%	(1,025,000)	[a]	(896,995)
3.50%	(150,000)	[a]	(135,923)
Government National Mortgage Association II
3.00%	(225,000)		(200,206)
Total Sale Commitments (proceeds $1,990,705)		(2,005,782)

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

July 31, 2023 (Unaudited)

The following is a summary of the inputs used as of July 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	2,610,591	-	2,610,591
Commercial Mortgage-Backed	-	5,734,305	-	5,734,305
Corporate Bonds	-	168,173,479	-	168,173,479
Foreign Governmental	-	7,919,613	-	7,919,613
Investment Companies	45,104,343	-	-	45,104,343
Municipal Securities	-	4,402,635	-	4,402,635
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	5,199,429	-	5,199,429
U.S. Government Agencies Mortgage-Backed	-	170,084,625	-	170,084,625
U.S. Government Agencies Obligations	-	7,200,912	-	7,200,912
U.S. Treasury Securities	-	253,243,945	-	253,243,945
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	-	(2,005,782)	-	(2,005,782)

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At July 31, 2023, accumulated net unrealized depreciation on investments was $55,820,587, consisting of $1,569,992 gross unrealized appreciation and $57,390,579 gross unrealized depreciation.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.